Financial Assets at FVTOCI	12 Months Ended
Dec. 31, 2023
Financial assets at fair value through other comprehensive income [Abstract]
Financial Assets at FVTOCI
8.	FINANCIAL ASSETS AT FVTOCI
(1) Details of financial assets at FVTOCI as of December 31, 2022 and 2023 are as follows (Unit: Korean Won in millions):

	December 31, 2022	December 31, 2023
Debt securities:
Korean treasury and government agencies	5,487,983	5,728,241
Financial institutions	16,870,619	20,885,924
Corporates	4,044,446	3,994,432
Bond denominated in foreign currencies	5,644,684	5,493,295
Securities loaned	98,026	592,219

Sub-total	32,145,758	36,694,111

Equity securities	939,322	1,197,384

Total	33,085,080	37,891,495

(2) Details of equity securities designated as financial assets at FVTOCI as of December 31, 2022 and 2023 are as follows (Unit: Korean Won in millions):

Purpose of acquisition	December 31, 2022	December 31, 2023	Purpose of acquisition
Investment for strategic business partnership purpose	776,199	1,039,203
Debt-equity swap	157,216	158,175
Others	5,907	6	Insurance for mutual aid association etc.

Total	939,322	1,197,384

(3) Changes in the loss allowance and gross carrying amount of financial assets at FVTOCI are as follows (Unit: Korean Won in millions):
1) Allowance for credit losses

	For the year ended December 31, 2021
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(9,631)	—	—	(9,631)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net provision of loss allowance	(4,909)	—	—	(4,909)
Disposal	2,378	—	—	2,378
Others (*)	16	—	—	16

Ending balance	(12,146)	—	—	(12,146)

(*)	Others consist of foreign currencies translation, etc.

	For the year ended December 31, 2022
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(12,146)	—	—	(12,146)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net Reversal of loss allowance	827	—	—	827
Disposal	714	—	—	714
Others (*)	(1,200)	—	—	(1,200)

Ending balance	(11,805)	—	—	(11,805)

(*)	Others consist of foreign currencies translation, etc.

	For the year ended December 31, 2023
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(11,805)	—	—	(11,805)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net provision of loss allowance	(16,542)	—	—	(16,542)
Disposal	1,519	—	—	1,519
Others (*)	(551)	—	—	(551)

Ending balance	(27,379)	—	—	(27,379)

(*)	Others consist of foreign currencies translation, etc.
2) Gross carrying amount

	For the year ended December 31, 2021
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	28,948,141	—	—	28,948,141
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Acquisition	30,522,426	—	—	30,522,426
Disposal / Repayment	(21,533,360)	—	—	(21,533,360)
Gain (loss) on valuation	(213,517)	—	—	(213,517)
Amortization based on effective interest method	31,641	—	—	31,641
Others (*)	371,646	—	—	371,646

Ending balance	38,126,977	—	—	38,126,977

(*)	Others consist of foreign currencies translation, etc.

	For the year ended December 31, 2022
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	38,126,977	—	—	38,126,977
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Acquisition	16,108,426	—	—	16,108,426
Disposal / Repayment	(21,670,160)	—	—	(21,670,160)
Gain (loss) on valuation	(669,936)	—	—	(669,936)
Amortization based on effective interest method	41,813	—	—	41,813
Others (*)	208,638	—	—	208,638

Ending balance	32,145,758	—	—	32,145,758

(*)	Others consist of foreign currencies translation, etc.

	For the year ended December 31, 2023
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	32,145,758	—	—	32,145,758
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Acquisition	24,350,759	—	—	24,350,759
Disposal / Repayment	(20,823,293)	—	—	(20,823,293)
Gain (loss) on valuation	707,739	—	—	707,739
Amortization based on effective interest method	166,401	—	—	166,401
Others (*)	146,747	—	—	146,747

Ending balance	36,694,111	—	—	36,694,111

(*)	Others consist of foreign currencies translation, etc.
(4) During the years
ended
December 31, 2022 and 2023, the Group sold its equity securities., designated as financial assets at FVTOCI in accordance with decision of disposal by the creditors, and the fair values at disposal dates were 3,567 million Won and 3,194 million Won, respectively and cumulative gains and losses at disposal dates were 14,444 million Won in loss and 118 million Won in gain, respectively.